Trade Receivables and Reseller Financing - Breakdown of Estimated Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of trade receivables [line items]
Reseller financing	R$ (715,530)	R$ (570,259)
Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	139,699	104,977
Current [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	26,982	635
Less than 30 days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	1,250	189
From thirty 31 to 60 days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	1,642	86
From sixty one days to Ninety days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	1,131	63
From 91 to180 days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	12,176	1,951
More than 180 Days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	R$ 96,518	R$ 102,053